Related parties (Details) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Disclosure of transactions between related parties [line items]
Research and development services provided	₨ 100	₨ 0	₨ 0
Contributions towards social development	238	318	249
Lease rentals paid under cancellable operating leases to key management personnel and their relatives	35	39	37
Others	1	0	0
Catering services received [Member]
Disclosure of transactions between related parties [line items]
Services Received	178	0	0
Hotel expenses paid [Member]
Disclosure of transactions between related parties [line items]
Services Received	49	44	51
Research and development [Member]
Disclosure of transactions between related parties [line items]
Services Received	₨ 98	₨ 114	₨ 102